Subsequent Events	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events
26. Subsequent events
The Company evaluated its subsequent events through March [22], 2021, the date on which these financial statements were issued, with no material events or transactions needing recognition or disclosure found.